Accounts Payable (Details)	Jun. 29, 2024 USD ($)	Dec. 30, 2024 USD ($)	Jun. 14, 2024 USD ($)
Accounts Payable [Abstract]
Signed agreement		4,000	15,000
HB4 soybean payable to BIOX		$ 1,201,070	$ 6,600,000
Access license agreement	$ 1,000,000
Technology period	5 years